Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Value added tax recoverable		$ 27
Rental and utility deposit	23	25
Advance to suppliers	129	260
Prepayment	429	649
Dividend receivable	164	115
Others	404	850
Total prepaid expenses and other current assets	$ 1,149	$ 1,926